Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended	95 Months Ended
	Jun. 01, 2017	Apr. 30, 2018	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000206473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 10,000	$ 10,354		$ 10,903	$ 10,782	$ 14,122	$ 13,649	$ 14,696	$ 16,495	$ 18,711
C000186831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value	10,000	10,358		10,920	10,805	14,153	13,684	14,739	16,547	18,790
C000206474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000	11,408		11,308	10,872	16,648	15,096	15,752	18,447	20,225
C000186832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value	10,000	11,413		11,314	10,893	16,681	15,132	15,795	18,513	20,307
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	10,000	11,020		11,734	11,264	16,369	15,793	16,295	19,292	21,637
MSCI ACWI Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Minimum Volatility (USD) Index
Accumulated Value	$ 10,000	$ 10,573		$ 11,628	$ 11,454	$ 13,617	$ 13,780	$ 13,901	$ 14,629	$ 17,092